OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2008 through June 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                        Pioneer Independence Fund


--------------------------------------------------------------------------------
                        Semiannual Report | June 30, 2008
--------------------------------------------------------------------------------

                        Ticker Symbols:
                        Class A   PINDX
                        Class B   INDBX
                        Class C   INDCX
                        Class Y   INYDX



                        [LOGO] PIONEER
                               Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                               2
Portfolio Management Discussion                                     4
Portfolio Summary                                                   7
Prices and Distributions                                            8
Performance Update                                                  9
Comparing Ongoing Fund Expenses                                    13
Schedule of Investments                                            15
Financial Statements                                               23
Notes To Financial Statements                                      31
Approval of Investment Advisory Agreement                          41
Trustees, Officers and Service Providers                           45


                    Pioneer Independence Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However, a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell


2    Pioneer Independence Fund | Semiannual Report | 6/30/08

12%. In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six-month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective, and to adhere to a strategic plan rather than letting emotions drive investment decisions.


Respectfully,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                    Pioneer Independence Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

Positive results in other areas were not enough to overcome severe weakness among the Fund's financial holdings during the first half of the year. In the following pages, portfolio manager Andrew Acheson reviews the factors that shaped Fund performance during the six months ended June 30, 2008 and offers his outlook for upcoming quarters.

Q What was the market background like over the six months ended June 30, 2008?

A Stock and bond markets were turbulent, as the unfolding credit crisis, record energy prices and the slowing economy combined to dishearten investors. In response, the Federal Reserve Board (the Fed) cut short-term interest rates sharply and took additional, unprecedented steps aimed at calming the credit markets. After a brief rally in the spring, equities soon headed down again, with financial companies sustaining particularly sharp losses.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q    How did the Fund perform against that background?

A For the six months ended June 30, 2008, Independence Fund's Class A shares had a total return of -16.10% at net asset value, trailing the -11.20% return of the Russell 1000 Index, and the -9.06% return of the Russell 1000 Growth Index over the same period. Additionally, the 805 funds in the Lipper Large Cap Growth Funds category showed an average return of -10.14% during the same six months.

Q Which of your decisions most affected the Fund's performance over the past six months?

A The Fund's aggressive stance in the troubled financial services sector was the overriding cause of underperformance during the period. Our established strategy for the Fund calls for increasing exposure when a stock declines, provided that the investment case for owning it appears intact. Therefore, as the credit crisis appeared to be winding down, we added to the Fund's financial holdings, only to see these shares buffeted by succeeding waves of


4 Pioneer Independence Fund | Semiannual Report | 6/30/08 credit-related bad news. Some of these commitments relied on assurances that the financial firms in question were relatively well insulated from the credit meltdown. Some financial companies also saw their shares come under attack from external market forces.

Q Which stocks or sector exposures contributed to Fund returns during the period?

A An overweight position in the materials sector and successful stock choices among consumer discretionary, technology and energy issues contributed favorably to results. In materials, mining giant Freeport McMoRan did extremely well, displaying good earnings growth thanks to high and stable copper prices. In energy, Hess was a direct beneficiary of high oil prices. Hess is involved in the large Tupi field, a major oil discovery in the waters off Brazil that may rank among the largest finds in years. Contributions in energy also came from Devon Energy, an independent exploration company, and Weatherford International, which provides technology and other services to energy companies. Retailer TJX also moved higher. Consumers have been trading down from higher-priced stores to find brand name goods at more attractive prices at TJX's Marshall's and T. J. Maxx chains. Sluggish consumer spending has also created a sizeable inventory of branded goods at higher-end chains, providing attractive purchase opportunities for discount retail operators. In technology, we re-established a large position in Apple earlier in the year. This decision has been rewarded as new product introductions and growing market presence gave Apple's shares a strong boost. Research in Motion, makers of Blackberry communication devices, successfully expanded into consumer markets with new models. The Fund saw solid gains from the sale of this stock. Broadcomm rebounded from a fourth-quarter decline, thanks to solid demand for its sophisticated microchips, used in a wide range of communications devices.

Q What were some of the Fund's worst disappointments during the six months ended June 30, 2008?

A The Fund sidestepped the worst of the damage when Bear Stearns collapsed, but still took sizeable losses on exiting this position. Commitments to other prominent financial names, including Citigroup, Wachovia and Lehman Brothers, also hurt returns during the period. Elsewhere, selections in health care, a traditionally defensive area, cut into performance. Schering-Plough fell on the announcement of adverse test outcomes for Vytorin, its cholesterol drug. Bristol-Myers Squibb's valuation shrank as speculation faded about a possible takeover. We continue to hold the Fund's position in Bristol-Myers Squibb, which we believe has potential for substantial earnings growth over the next few years.


                    Pioneer Independence Fund | Semiannual Report | 6/30/08    5

Q    What is your outlook for the months ahead?

A Outside of financial services and housing, the underlying economy has held up well despite fears of a possible recession. But several important challenges remain in the financial arena for which strong leadership is needed from regulators and within the companies themselves. In particular, to avoid further failures, banks that have become undercapitalized will have to raise capital soon, even at low stock prices, and in sufficient amounts to reassure investors that further infusions will not be needed. We feel that a strengthened banking system might help rebuild investor confidence and allow markets do better in the months ahead.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6    Pioneer Independence Fund | Semiannual Report | 6/30/08

Portfolio Summary | 6/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                               74.3%
Temporary Cash Investment                        19.9%
Depositary Receipts for International Stocks      5.8%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                           37.7%
Energy                                           15.5%
Industrials                                      14.0%
Materials                                        13.6%
Health Care                                       9.2%
Consumer Discretionary                            6.5%
Consumer Staples                                  2.5%
Financials                                        1.0%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Freeport-McMoRan Copper & Gold, Inc. (Class B)         5.08
    2.    Oracle Corp.                                           4.91
    3.    Intel Corp.                                            4.71
    4.    Bristol-Myers Squibb Co.                               4.52
    5.    Apple, Inc.                                            4.03
    6.    Google, Inc.                                           3.63
    7.    United Technologies Corp.                              3.45
    8.    Broadcom Corp.                                         3.42
    9.    Petrobras Brasileiro (A.D.R.)                          3.29
   10.    Honeywell International, Inc.                          3.12

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                    Pioneer Independence Fund | Semiannual Report | 6/30/08    7

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Class                6/30/08           12/31/07
--------------------------------------------------------------------------------
          A*                 $ 11.31           $ 13.48
          B                  $ 11.24           $ 13.47
          C                  $ 11.07           $ 13.26
          Y                  $ 11.33           $ 13.47

Distributions Per Share: 1/1/08-6/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Short-Term         Long-Term
     Class          Dividends       Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ --             $ --              $ --
--------------------------------------------------------------------------------
       B            $ --             $ --              $ --
--------------------------------------------------------------------------------
       C            $ --             $ --              $ --
--------------------------------------------------------------------------------
       Y            $ --             $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Index measures the performance of large-cap U.S. stocks. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-12.

*    Formerly designated Class P shares renamed Class A on June 26, 2007.

8    Pioneer Independence Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                         Class A* Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.


Average Semi-Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
10 Years                              4.52%         3.90%
5 Years                               7.12          5.85
1 Year                              -15.22        -20.07
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                      Gross          Net
------------------------------------------------------------------
                                      1.28%         1.25%
------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

          Pioneer
        Independence  Russell 1000  Russell 1000
            Fund         Index      Growth Index
6/98        9,425        10,000        10,000
6/00       13,349        13,320        15,993
6/02       10,102         9,302         7,504
6/04       11,998        11,220         9,105
6/06       14,372        13,209         9,825
6/08       14,660        13,942        10,999

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class A shares for the period prior to the commencement of operations of Class A shares is the net asset value performance of the Fund's Class P shares, which has been restated to reflect differences in applicable sales charges, but not differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P which was renamed to Class A shares on June 26, 2007.

                    Pioneer Independence Fund | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and the Russell 1000 Growth Index.


Average Semi-Annual Total Returns
(As of June 30, 2008)
-----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
-----------------------------------------------------------------
Life-of-Class                         -16.99%        -20.31%
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2008)
-----------------------------------------------------------------
                                        Gross           Net
-----------------------------------------------------------------
                                        3.08%          2.15%
-----------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

          Pioneer
        Independence  Russell 1000  Russell 1000
            Fund         Index      Growth Index
12/07      10,000        10,000        10,000
6/08        8,011         8,880         9,094

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/2009, for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


10    Pioneer Independence Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and the Russell 1000 Growth Index.


Average Semi-Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
Life-of-Class
(3/10/06)                              -0.43%         -0.43%
1 Year                                -15.99         -15.99


----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                        Gross           Net
----------------------------------------------------------------
                                        1.93%          1.93%
----------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

          Pioneer
        Independence  Russell 1000  Russell 1000
            Fund         Index*     Growth Index*
3/06       10,000        10,000        10,000
6/06        9,774         9,834         9,610
6/07       11,697        11,843        11,440
6/08        9,827        10,379        10,758

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

*    Index comparison begins 3/31/06.

                   Pioneer Independence Fund | Semiannual Report | 6/30/08    11

Performance Update | 6/30/08                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.


Average Semi-Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
10 Years                                4.61%          4.61%
5 Years                                 7.31           7.31
1 Year                                -14.83         -14.83
----------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                        Gross           Net
----------------------------------------------------------------
                                        0.71%          0.71%
----------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

          Pioneer
        Independence  Russell 1000  Russell 1000
            Fund         Index      Growth Index
6/98       10,000        10,000        10,000
6/00       14,170        13,320        15,993
6/02       10,722         9,302         7,504
6/04       12,735        11,220         9,105
6/06       15,267        13,209         9,825
6/08       15,700        13,942        10,999

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A Shares. The performance does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y, the performance shown for the Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Independence Fund | Semiannual Report | 6/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from January 1, 2008 through June 30, 2008.


---------------------------------------------------------------------------------------
Actual Share Class             A*               B                C                Y
---------------------------------------------------------------------------------------
Beginning Account        $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value On 1/1/08****
---------------------------------------------------------------------------------------
Ending Account           $   839.00       $   834.40       $   834.80       $   841.10
Value On 6/30/08
---------------------------------------------------------------------------------------
Expenses Paid            $     5.72       $     9.81       $     9.81       $     3.52
During Period*
---------------------------------------------------------------------------------------

*    Formerly designated Class P.

*** Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.77% for Class A*, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**** Class B shares commenced operations on December 7, 2007.

                   Pioneer Independence Fund | Semiannual Report | 6/30/08    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2008 through June 30, 2008.


---------------------------------------------------------------------------------------
Actual Share Class             A*               B                C                Y
---------------------------------------------------------------------------------------
Beginning Account        $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value On 1/1/08****
---------------------------------------------------------------------------------------
Ending Account           $ 1,018.65       $ 1,014.17       $ 1,014.17       $ 1,021.03
Value On 6/30/08
---------------------------------------------------------------------------------------
Expenses Paid            $     6.27       $    10.77       $    10.77       $     3.87
During Period*
---------------------------------------------------------------------------------------

*    Formerly designated Class P.

*** Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.77% for Class A*, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**** Class B shares commenced operations on December 7, 2007.

14    Pioneer Independence Fund | Semiannual Report | 6/30/08

Schedule of Investments | 6/30/08 (unaudited)


------------------------------------------------------------------------------------
 Shares                                                                 Value
------------------------------------------------------------------------------------
               COMMON STOCKS -- 97.4%
               ENERGY -- 15.1%
               Integrated Oil & Gas -- 5.9%
   215,895     Hess Corp.                                             $   27,243,790
   555,700     Petrobras Brasileiro SA (A.D.R.)*                          32,202,815
                                                                      --------------
                                                                      $   59,446,605
------------------------------------------------------------------------------------
               Oil & Gas Drilling -- 3.7%
   116,800     Diamond Offshore Drilling, Inc. (b)                    $   16,251,552
   138,800     Transocean Offshore, Inc.*                                 21,151,732
                                                                      --------------
                                                                      $   37,403,284
------------------------------------------------------------------------------------
               Oil & Gas Equipment And Services -- 1.2%
    68,300     Smith International, Inc. (b)                          $    5,678,462
   113,900     Weatherford International, Inc.*(b)                         5,648,301
                                                                      --------------
                                                                      $   11,326,763
------------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 4.3%
   175,266     Devon Energy Corp.                                     $   21,059,963
    77,900     Noble Affiliates, Inc.                                      7,833,624
   208,300     XTO Energy, Inc.                                           14,270,633
                                                                      --------------
                                                                      $   43,164,220
                                                                      --------------
               Total Energy                                           $  151,340,872
------------------------------------------------------------------------------------
               MATERIALS -- 13.2%
               Diversified Metals & Mining -- 4.9%
   423,685     Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)     $   49,651,645
------------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 6.4%
   145,000     Agrium, Inc. (b)                                       $   15,593,300
   117,400     Potash Corp., Saskatchewan, Inc.*                          26,834,118
   152,700     The Mosaic Co.*                                            22,095,690
                                                                      --------------
                                                                      $   64,523,108
------------------------------------------------------------------------------------
               Industrial Gases -- 0.4%
    37,900     Praxair, Inc.                                          $    3,571,696
------------------------------------------------------------------------------------
               Steel -- 1.5%
    81,300     U.S. Steel Group, Inc. (USX)*                          $   15,022,614
                                                                      --------------
               Total Materials                                        $  132,769,063
------------------------------------------------------------------------------------
               CAPITAL GOODS -- 13.7%
               Aerospace & Defense -- 10.7%
   388,600     Boeing Co.                                             $   25,538,792
   128,000     General Dynamics Corp.                                     10,777,600
   606,350     Honeywell International, Inc.                              30,487,278
    76,600     L-3 Communications Holdings, Inc.                           6,960,642
   546,300     United Technologies Corp.                                  33,706,710
                                                                      --------------
                                                                      $  107,471,022
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer Independence Fund | Semiannual Report | 6/30/08    15

------------------------------------------------------------------------------------
 Shares                                                                 Value
------------------------------------------------------------------------------------
               Electrical Component & Equipment -- 3.0%
    53,900     First Solar, Inc.*(b)                                  $   14,704,998
   398,300     Suntech Power Holdings Co., Ltd. (A.D.R.)*(b)              14,920,318
                                                                      --------------
                                                                      $   29,625,316
                                                                      --------------
               Total Capital Goods                                    $  137,096,338
------------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 0.6%
               Footwear -- 0.6%
    96,600     Nike, Inc. (b)                                         $    5,758,326
                                                                      --------------
               Total Consumer Durables & Apparel                      $    5,758,326
------------------------------------------------------------------------------------
               MEDIA -- 1.6%
               Movies & Entertainment -- 1.6%
   528,400     The Walt Disney Co.                                    $   16,486,080
                                                                      --------------
               Total Media                                            $   16,486,080
------------------------------------------------------------------------------------
               RETAILING -- 4.1%
               Apparel Retail -- 4.1%
   271,500     Abercrombie & Fitch Co. (b)                            $   17,017,620
   772,200     TJX Companies, Inc. (b)                                    24,301,134
                                                                      --------------
                                                                      $   41,318,754
                                                                      --------------
               Total Retailing                                        $   41,318,754
------------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 1.2%
               Drug Retail -- 1.2%
   294,500     CVS Corp.                                              $   11,653,365
                                                                      --------------
               Total Food & Drug Retailing                            $   11,653,365
------------------------------------------------------------------------------------
               FOOD BEVERAGE & TOBACCO -- 1.3%
               Packaged Foods & Meats -- 0.2%
    18,000     Nestle SA (A.D.R.)                                     $    2,033,280
------------------------------------------------------------------------------------
               Soft Drinks -- 1.1%
   216,200     Coca-Cola Co.                                          $   11,238,076
                                                                      --------------
               Total Food Beverage & Tobacco                          $   13,271,356
------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 0.7%
               Health Care Equipment -- 0.7%
   433,405     Insulet Corp.*(b)                                      $    6,817,461
                                                                      --------------
               Total Health Care Equipment & Services                 $    6,817,461
------------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 8.3%
               Biotechnology -- 1.9%
   357,000     Gilead Sciences, Inc.*                                 $   18,903,150
------------------------------------------------------------------------------------
               Life Sciences Tools & Services -- 0.5%
   139,800     Advanced Magnetics, Inc.*                              $    4,767,180
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Independence Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------
 Shares                                                                 Value
------------------------------------------------------------------------------------
                Pharmaceuticals -- 5.9%
  2,154,900     Bristol-Myers Squibb Co.                              $   44,240,097
    336,528     Teva Pharmaceutical Industries, Ltd. (b)                  15,412,982
                                                                      --------------
                                                                      $   59,653,079
                                                                      --------------
                Total Pharmaceuticals & Biotechnology                 $   83,323,409
------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 1.0%
                Investment Banking & Brokerage -- 0.6%
    148,500     Morgan Stanley                                        $    5,356,395
------------------------------------------------------------------------------------
                Specialized Finance -- 0.4%
     36,800     IntercontinentalExchange, Inc.*                       $    4,195,200
                                                                      --------------
                Total Diversified Financials                          $    9,551,595
------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 12.3%
                Internet Software & Services -- 5.5%
    566,700     Akamai Technologies, Inc.*(b)                         $   19,715,493
     67,400     Google, Inc.*                                             35,480,708
                                                                      --------------
                                                                      $   55,196,201
------------------------------------------------------------------------------------
                Systems Software -- 6.8%
    362,700     BMC Software, Inc.*(b)                                $   13,057,200
    227,300     McAfee, Inc.*                                              7,735,019
  2,286,850     Oracle Corp.*                                             48,023,850
                                                                      --------------
                                                                      $   68,816,069
                                                                      --------------
                Total Software & Services                             $  124,012,270
------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 13.5%
                Communications Equipment -- 7.6%
    527,200     Cisco Systems, Inc.*                                  $   12,262,672
    928,120     Corning, Inc.                                             21,393,166
    862,042     F5 Networks, Inc.*(b)                                     24,499,234
    630,385     Foundry Networks, Inc.*                                    7,451,151
     53,016     Northern Telecom, Ltd.*                                      435,790
    716,500     Riverbed Technology, Inc.*(b)                              9,830,380
                                                                      --------------
                                                                      $   75,872,393
------------------------------------------------------------------------------------
                Computer Hardware -- 3.9%
    235,200     Apple, Inc.*                                          $   39,381,888
------------------------------------------------------------------------------------
                Computer Storage & Peripherals -- 2.0%
  1,361,900     EMC Corp.*(b)                                         $   20,006,311
                                                                      --------------
                Total Technology Hardware & Equipment                 $  135,260,592
------------------------------------------------------------------------------------
                SEMICONDUCTORS -- 10.9%
                Semiconductor Equipment -- 2.4%
  1,255,600     Applied Materials, Inc.                               $   23,969,404
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer Independence Fund | Semiannual Report | 6/30/08    17

------------------------------------------------------------------------------------
 Shares                                                                 Value
------------------------------------------------------------------------------------
               Semiconductors -- (Continued)
   1,226,300   Broadcom Corp.*(b)                                     $   33,465,727
   2,144,200   Intel Corp.                                                46,057,417
     562,588   Taiwan Semiconductor Manufacturing Co. (A.D.R.) (b)         6,137,835
                                                                      --------------
                                                                      $   85,660,979
                                                                      --------------
               Total Semiconductors                                   $  109,630,383
------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $963,749,440)                                    $  978,289,864
------------------------------------------------------------------------------------
Principal
Amount
------------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 24.2%
               Repurchase Agreements -- 2.7%
 $ 5,495,000   Bank of America, 2.2%, dated 6/30/08, repurchase price of
               $5,495,000 plus accrued interest on 7/1/08 collateralized
               by the following:
                 $14,842,731 Federal National Mortgage Association,
                   5.5%, 6/1/33                                       $    5,495,000
   5,495,000   Barclays Plc, 2.27%, dated 6/30/08, repurchase price of
               $5,495,000 plus accrued interest on 7/2/08 collateralized
               by the following:
                 $3,340,626 Federal Home Loan Mortgage Corp.,
                   4.171 - 6.27%, 12/1/34 - 10/1/37
                 $3,432,691 Federal National Mortgage Association,
                   4.024 - 6.082%, 8/1/36 - 2/1/48                         5,495,000
   5,495,000   Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of
               $5,495,000 plus accrued interest on 7/1/08 collateralized
               by the following:
                 $1,353,999 Federal National Mortgage Association
                   (ARM), 4.708 - 5.887%, 12/1/13 - 3/1/37
                 $1,026,710 Federal Home Loan Mortgage Corp.,
                   4.703 - 4.704%, 12/1/35 - 3/1/35
                 $4,220,603 Freddie Mac Giant, 4.5 - 7.0%,
                   10/1/34 - 5/1/38
                 $2,266,541 U.S. Treasury Strip, 0.0%, 8/15/22             5,495,000
   5,495,000   JP Morgan, 2.26%, dated 6/30/08, repurchase price of
               $5,495,000 plus accrued interest on 7/1/08 collateralized by
               $6,110,250 Federal National Mortgage Association,
                 4.5 - 6.5%, 3/1/23 - 5/1/38                               5,495,000
   5,495,000   Merrill Lynch, 2.5%, dated 6/30/08, repurchase price of
               $5,495,000 plus accrued interest on 7/1/08 collateralized by
               $6,859,863 Federal Home Loan Mortgage Corp.,
                 5.065 - 6.025%, 9/1/36 - 4/1/38                           5,495,000
                                                                      --------------
                                                                      $   27,475,000
                                                                      --------------
               Total Repurchase Agreements                            $   27,475,000
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Independence Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------
Principal
Amount                                                                    Value
------------------------------------------------------------------------------------
                  Securities Lending Collateral -- 21.5%
                  Certificates of Deposit: (c)
$  4,416,848      American Express, 2.72, 8/8/08                        $4,416,848
   3,306,024      Bank of America, 2.88%, 8/11/08                        3,306,024
   3,306,024      Citibank, 2.85%, 7/29/08                               3,306,024
   1,190,483      Banco Santander NY, 2.80%, 10/7/08                     1,190,483
   3,309,347      Banco Santander NY, 3.09%, 12/22/08                    3,309,347
   3,304,908      Bank of Nova Scotia, 3.18%, 5/05/09                    3,304,908
   1,653,011      Bank of Scotland NY, 2.73%, 7/11/08                    1,653,011
   1,653,011      Bank of Scotland NY, 2.72%, 8/15/08                    1,653,011
   1,188,839      Bank of Scotland NY, 2.89%, 11/4/08                    1,188,839
   1,651,919      Bank of Scotland NY, 3.03%, 9/26/08                    1,651,919
   5,950,838      Barclays Bank, 3.18% 5/27/09                           5,950,838
   4,959,087      Bank Bovespa NY, 2.705%, 8/8/08                        4,959,087
   3,306,024      BNP Paribas NY, 2.88%, 7/23/08                         3,306,024
   1,983,644      Calyon NY, 2.85%, 8/25/08                              1,983,644
   2,777,059      Calyon NY, 2.64%, 9/29/08                              2,777,059
   1,048,566      Calyon NY, 2.69%, 01/16/09                             1,048,566
   2,743,998      Commonwealth Bank of Australia NY, 2.63%, 7/11/08      2,743,998
   2,777,059      Deutsche Bank Financial, 2.72%, 7/30/08                2,777,059
   1,322,531      Deutsche Bank Financial, 2.72%, 8/4/08                 1,322,531
   2,710,952      Dexia Bank NY, 2.69%, 8/7/08                           2,710,952
     661,165      Dexia Bank NY, 2.65%, 08/12/08                           661,165
   2,449,697      Dexia Bank NY, 3.37%, 09/29/08                         2,449,697
   5,950,842      DNB NOR Bank ASA NY, 2.90%, 6/8/09                     5,950,842
     283,989      Fortis, 3.11%, 09/30/08                                  283,989
   6,056,635      Intesa SanPaolo S.p.A., 2.72%, 5/22/09                 6,056,635
   2,882,852      Lloyds Bank, 2.61%, 7/11/08                            2,882,852
   1,653,011      Lloyds Bank, 2.61%, 8/18/08                            1,653,011
   2,248,097      Natixis, 2.83%, 8/4/08                                 2,248,097
   3,306,024      NORDEA NY, 2.81%, 8/29/08                              3,306,024
     382,001      NORDEA NY, 2.72%, 4/9/09                                 382,001
     316,836      NORDEA NY, 2.73%, 12/01/08                               316,836
     528,849      Rabobank Nederland NY, 2.37%, 8/29/08                    528,849
   1,653,011      Royal Bank of Canada NY, 2.57%, 7/15/08                1,653,011
   3,306,083      Royal Bank of Canada NY, 2.6%, 9/5/08                  3,306,083
   1,983,613      Bank of Scotland NY, 2.7%, 8/1/08                      1,983,613
   1,985,008      Bank of Scotland NY, 2.96%, 11/3/08                    1,985,008
   1,276,131      Skandinavian Enskilda Bank NY, 2.70%, 7/17/08          1,276,131
     383,209      Skandinavian Enskilda Bank NY, 3.18%, 09/22/08           383,209
     659,587      Skandinavian Enskilda Bank NY, 3.06% 02/13/09            659,587
   1,322,415      Svenska Bank NY, 2.70%, 7/17/08                        1,322,415
   2,743,998      Svenska Bank NY, 2.55%, 7/11/08                        2,743,998
   4,165,589      Toronto Dominion Bank NY, 2.77%, 9/5/08                4,165,589

The accompanying notes are an integral part of these financial statements.

                   Pioneer Independence Fund | Semiannual Report | 6/30/08    19

----------------------------------------------------------------------------------
Principal
Amount                                                              Value
----------------------------------------------------------------------------------
                 Certificates of Deposit -- (continued)
$ 1,983,613      Toronto Dominion Bank NY, 2.75%, 11/5/08           $    1,983,613
    659,763      Wachovia, 3.62%,10/28/08                                  659,763
                                                                    --------------
                                                                    $  103,402,189
----------------------------------------------------------------------------------
                 Commercial Paper:
  1,016,124      Bank of America, 2.70%, 8/26/08                    $    1,016,124
  1,318,524      Bank of America, 2.60%, 8/11/08                         1,318,524
    991,066      CBA, 2.70%, 7/11/08                                       991,066
  2,635,614      CBA, 2.88%, 8/18/08                                     2,635,614
    660,833      Deutsche Bank Financial, 2.72%, 7/9/08                    660,833
    660,151      HSBC, 2.89% 7/21/08                                       660,151
  3,284,616      HSBC, 2.88%, 9/29/08                                    3,284,616
  2,636,621      ING Funding, 2.70%, 8/13/08                             2,636,621
    991,100      Natixis, 2.87%, 7/10/08                                   991,100
    990,143      Natixis, 2.87%, 7/21/08                                   990,143
    814,765      PARFIN, 3.18%, 8/1/08                                     814,765
  1,310,231      Royal Bank of Scotland, 2.66%, 10/21/08                 1,310,231
    661,151      Societe Generale, 2.98%, 7/2/08                           661,151
  1,649,136      Societe Generale, 2.93%, 7/30/08                        1,649,136
  1,318,668      Societe Generale, 3.18%, 8/5/08                         1,318,668
  2,634,809      Societe Generale, 3.18%, 8/22/08                        2,634,809
  1,318,517      SVSS NY, 3.18%, 8/11/08                                 1,318,517
    628,995      Bank Bovespa NY, 2.79%, 3/12/09                           628,995
  2,974,744      General Electric Capital Corp., 2.77%, 1/5/09           2,974,744
  3,304,804      General Electric Capital Corp., 2.82%, 3/16/09          3,304,804
  1,222,586      IBM, 3.18%, 2/13/09                                     1,222,586
  3,306,024      IBM, 3.18%, 6/26/09                                     3,306,024
  5,950,842      Met Life Global Funding, 3.16%, 6/12/09                 5,950,842
  5,620,240      WestPac, 3.18%, 6/1/09                                  5,620,239
                                                                    --------------
                                                                    $   47,900,303
----------------------------------------------------------------------------------
                 Mutual Funds:
  3,967,229      BlackRock Liquidity Money Market Fund, 3.18%       $    3,967,229
  5,159,379      Dreyfus Preferred Money Market Fund, 3.18%              5,159,379
                                                                    --------------
                                                                    $    9,126,608
----------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
 14,062,300      Deutsche Bank, 2.5% 7/1/08                         $   14,062,300
 39,672,278      Lehman Brothers, 2.65% 7/1/08                          39,672,278
                                                                    --------------
                                                                    $   53,734,578
----------------------------------------------------------------------------------
                 Other:
  1,644,124      ABS CFAT 2008-A A1, 3.005%, 4/27/09                $    1,644,124
----------------------------------------------------------------------------------
                 Total Securities Lending Collateral                $  215,807,802
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Independence Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------------------
Principal
Amount                                                              Value
----------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $243,282,803)                                $  243,282,802
----------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 121.6%
                 (Cost $1,207,032,243) (a)                          $1,221,572,666
----------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (21.6)%            $ (217,326,992)
----------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                         $1,004,245,674
==================================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $1,207,964,468 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $67,019,098
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (53,410,900)
                                                                                   -----------
       Net unrealized gain                                                         $13,608,198
                                                                                   ===========

(b) At June 30, 2008, the following securities were out on loan:

---------------------------------------------------------------------------------
    Shares         Security                                            Market Value
---------------------------------------------------------------------------------
      55,000     Agrium, Inc.                                        $  5,883,313
      13,400     Abercrombie & Fitch Co.                                  858,940
     560,100     Akamai Technologies, Inc. *                           19,357,056
     160,000     BMC Software, Inc. *                                   5,827,200
   1,177,000     Broadcom Corp. *                                      32,296,880
      80,000     Diamond Offshore Drilling, Inc.                       11,030,400
     124,000     EMC Corp. *                                            1,831,480
     500,000     F5 Networks, Inc. *                                   14,465,000
      25,500     First Solar, Inc. *                                    6,789,375
     377,300     Freeport-McMoRan Copper & Gold, Inc. (Class B)        43,883,763
     429,000     Insulet Corp. *                                        7,022,730
      84,400     Nike, Inc.                                             5,092,696
     709,200     Riverbed Technology, Inc. *                            9,808,236
      24,100     Smith International, Inc.                              1,923,662
     356,100     Suntech Power Holdings Co., Ltd. (A.D.R.) *           13,008,333
       9,000     TJX Companies, Inc.                                      286,650
     487,498     Taiwan Semiconductor Manufacturing Co. (A.D.R.)        5,299,103
     310,700     Teva Pharmaceutical Industries, Ltd.                  14,043,640
     106,800     Weatherford International, Inc. *                      5,175,528
---------------------------------------------------------------------------------
                 Total                                               $203,883,985
=================================================================================

(c)      Securities Lending Collateral is managed by Credit Suisse.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Independence Fund | Semiannual Report | 6/30/08    21

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2008 aggregated $738,864,093 and $769,840,252, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

-------------------------------------------------------------------------------------
                                                                         Other
                                                    Investments in       Financial
Valuation Inputs                                    Securities           Instruments*
-------------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $  978,289,864         $--
 Level 2 -- Other Significant Observable Inputs        243,282,802          --
 Level 3 -- Significant Unobservable Inputs                     --          --
-------------------------------------------------------------------------------------
  Total                                             $1,221,572,666         $--
=====================================================================================

The accompanying notes are an integral part of these financial statements.

22    Pioneer Independence Fund | Semiannual Report | 6/30/08

Statement of Assets and Liabilities | 6/30/08 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $203,883,985)
   (cost $1,207,032,243)                                                     $1,221,572,666
  Cash                                                                            1,723,489
  Receivables --
   Investment securities sold                                                    49,175,387
   Fund shares sold                                                                 297,308
   Dividends and interest                                                           107,635
   Due from Pioneer Investment Management, Inc.                                     568,138
  Other                                                                              69,131
-------------------------------------------------------------------------------------------
     Total assets                                                            $1,273,513,754
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                           $   52,197,863
   Fund shares repurchased                                                          646,671
   Upon return of securities loaned                                             215,807,802
  Due to affiliates                                                                 479,563
  Accrued expenses                                                                  136,181
-------------------------------------------------------------------------------------------
     Total liabilities                                                       $  269,268,080
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $1,190,307,565
  Undistributed net investment income                                             1,160,991
  Accumulated net realized loss on investments                                 (201,763,305)
  Net unrealized gain on investments                                             14,540,423
-------------------------------------------------------------------------------------------
     Total net assets                                                        $1,004,245,674
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A* (based on $813,106,413/71,917,602 shares)                         $        11.31
  Class B (based on $39,828,119/3,543,166 shares)                            $        11.24
  Class C (based on $35,997,424/3,252,652 shares)                            $        11.07
  Class Y (based on $115,313,718/10,180,559 shares)                          $        11.33
MAXIMUM OFFERING PRICE:
  Class A* ($11.31 [divided by] 94.25%)                                      $        12.00
-------------------------------------------------------------------------------------------

* Formerly designated Class P

The accompanying notes are an integral part of these financial statements.

                   Pioneer Independence Fund | Semiannual Report | 6/30/08    23

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $147,955)       $   7,546,834
  Interest                                                          166,095
  Income from securities loaned, net                                170,024
---------------------------------------------------------------------------------------------
     Total investment income                                                    $   7,882,953
---------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $   3,444,677
  Transfer agent fees and expenses
   Class A*                                                       2,028,442
   Class B                                                          164,886
   Class C                                                           83,385
   Class Y                                                            5,214
  Distribution fees
   Class A                                                        1,067,070
   Class B                                                          223,231
   Class C                                                          199,755
  Administrative fees                                               119,239
  Custodian fees                                                     27,969
  Registration fees                                                 110,805
  Professional fees                                                 123,312
  Printing expense                                                   74,811
  Fees and expenses of nonaffiliated trustees                        12,638
  Miscellaneous                                                     125,710
---------------------------------------------------------------------------------------------
     Total expenses                                                             $   7,811,144
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                 (1,043,724)
     Less fees paid indirectly                                                        (45,458)
---------------------------------------------------------------------------------------------
     Net expenses                                                               $   6,721,962
---------------------------------------------------------------------------------------------
       Net investment income                                                    $   1,160,991
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND OPTIONS:
  Net realized gain (loss) on:
   Investments                                                $ (79,375,754)
   Written options closed/expired                                   394,384     $ (78,981,370)
---------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments:                                 $(117,158,151)
---------------------------------------------------------------------------------------------
  Net loss on investments                                                       $(196,139,521)
---------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                          $(194,978,530)
=============================================================================================

*    Formerly designated Class P.

The accompanying notes are an integral part of these financial statements.

24    Pioneer Independence Fund | Semiannual Report | 6/30/08

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/07, respectively


-------------------------------------------------------------------------------------------------
                                                               Six Months Ended
                                                               6/30/08           Year Ended
                                                              (unaudited)        12/31/07
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $    1,160,991     $      582,964
Net realized gain (loss) on investments                            (78,981,370)        49,477,568
Change in net unrealized gain (loss) on investments               (117,158,151)        13,503,351
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                 $ (194,978,530)    $   63,563,883
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A* ($0.00 and $0.01 per share, respectively)           $           --     $     (419,023)
   Class Y ($0.00 and $0.08 per share, respectively)                        --           (612,717)
Net realized gain:
   Class A* ($0.00 and $0.96 per share, respectively)                       --        (40,880,382)
   Class C ($0.00 and $0.96 per share, respectively)                        --         (1,230,211)
   Class Y ($0.00 and $0.96 per share, respectively)                        --         (7,637,789)
-------------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $           --     $  (50,780,122)
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $   86,732,124     $  270,173,206
Shares issued in reorganization                                             --        460,953,071
Reinvestment of distributions                                               --         49,183,684
Cost of shares repurchased                                         (99,590,769)       (79,722,484)
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from fund
     share transactions                                         $  (12,858,645)    $  700,587,477
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                        $ (207,837,175)    $  713,371,238
NET ASSETS:
Beginning of period                                              1,212,082,849        498,711,611
-------------------------------------------------------------------------------------------------
End of period                                                   $1,004,245,674     $1,212,082,849
-------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                      $    1,160,991     $           --
-------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                   Pioneer Independence Fund | Semiannual Report | 6/30/08    25

--------------------------------------------------------------------------------------------------------
                                     '08 Shares        '08 Amount         '07 Shares        '07 Amount
                                    (unaudited)       (unaudited)
--------------------------------------------------------------------------------------------------------
Class A*
Shares sold                             4,875,842     $ 58,536,437           8,849,496     $124,276,908
Conversion of Class A shares to
  Class P shares                               --               --             529,691        7,537,505
Shares issued in reorganization                --               --          27,559,053      373,149,579
Reinvestment of distributions                  --               --           3,109,860       40,491,397
Less shares repurchased                (6,278,381)     (75,042,994)         (5,305,018)     (73,530,954)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)             (1,402,539)    $(16,506,557)         34,743,082     $471,924,435
========================================================================================================
Class A** (1/1 - 6/25)
Shares sold                                                                    444,815     $  6,004,172
Conversion of Class A shares to
  Class P shares                                                              (530,091)      (7,537,505)
Reinvestment of distributions                                                       --               --
Less shares repurchased                                                        (74,945)      (1,006,781)
--------------------------------------------------------------------------------------------------------
   Net decrease                                                               (160,221)    $ (2,540,114)
========================================================================================================
Class B***
Shares sold                               248,843     $  2,951,530              31,052     $    421,037
Shares issued in reorganization                --               --           4,165,187       56,396,630
Reinvestment of distributions                  --               --                  --               --
Less shares repurchased                  (795,721)      (9,415,834)           (106,195)      (1,438,637)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)               (546,878)    $ (6,464,304)          4,090,044     $ 55,379,030
========================================================================================================
Class C
Shares sold                               440,456     $  5,152,111           1,448,968     $ 20,526,130
Shares issued in reorganization                --               --           2,164,468       28,830,708
Reinvestment of distributions                  --               --              49,663          636,578
Less shares repurchased                  (802,489)      (9,539,907)           (119,179)      (1,640,056)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)               (362,033)    $ (4,387,796)          3,543,920     $ 48,353,360
========================================================================================================
Class Y
Shares sold                             1,693,135     $ 20,092,046           8,286,927     $118,944,959
Shares issued in reorganization                --               --             190,403        2,576,154
Reinvestment of distributions                  --               --             619,670        8,055,709
Less shares repurchased                  (461,579)      (5,592,034)           (148,756)      (2,106,056)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)              1,231,556     $ 14,500,012           8,948,244     $127,470,766
========================================================================================================

*    Formerly Class P shares renamed Class A on June 26, 2007
**   Class A converted to Class P shares on June 25, 2007
***  Class B shares were first publicly offered on December 7, 2007

The accompanying notes are an integral part of these financial statements.

26    Pioneer Independence Fund | Semiannual Report | 6/30/08

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended           Year         Year         Year         Year         Year
                                                    6/30/08         Ended        Ended        Ended        Ended        Ended
                                                    (unaudited)     12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
---------------------------------------------------------------------------------------------------------------------------------
Class A*
Net asset value, beginning of period                $   13.48       $   12.85    $   12.63    $   12.16    $   11.11    $    8.56
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $    0.02       $    0.01    $    0.01    $    0.01    $    0.01    $   (0.03)
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions         (2.19)           1.59         1.39         1.15         1.05         2.58
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                       $   (2.17)      $    1.60    $    1.40    $    1.16    $    1.06    $    2.55
Distributions to shareowners:
 Net investment income                                     --           (0.01)       (0.01)       (0.01)       (0.01)          --
 Net realized gain                                         --           (0.96)       (1.17)       (0.68)          --           --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $   (2.17)      $    0.63    $    0.22    $    0.47    $    1.05    $    2.55
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   11.31       $   13.48    $   12.85    $   12.63    $   12.16    $   11.11
=================================================================================================================================
Total return**                                         (16.10)%         12.69%       10.96%        9.59%        9.53%       29.79%
Ratio of net expenses to average net assets+             1.26%***        1.32%        1.50%        1.50%        1.50%        1.50%
Ratio of net investment income (loss) to average
 net assets+                                             0.23%***        0.06%        0.12%        0.09%        0.06%       (0.32)%
Portfolio turnover rate                                   140%***          84%          72%         100%          93%          89%
Net assets, end of period (in thousands)            $ 813,106       $ 988,476    $ 495,745    $ 393,266    $ 291,317    $ 189,401
Ratios with no waiver of fees and assumption
 of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                            1.48%***        1.37%        1.53%        1.53%        1.96%        2.09%
 Net investment income (loss)                            0.01%***        0.01%        0.09%        0.06%       (0.40)%      (0.90)%
Ratios with waiver of fees and assumption
 of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                            1.25%***        1.30%        1.50%        1.50%        1.50%        1.50%
 Net investment income (loss)                            0.24%***        0.08%        0.12%        0.09%        0.06%       (0.32)%
---------------------------------------------------------------------------------------------------------------------------------

*     Formerly Class P shares renamed Class A shares on June 26, 2007.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
***   Annualized.
+     Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Independence Fund | Semiannual Report | 6/30/08  27

--------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                    Ended
                                                                    6/30/08           12/7/07 to
                                                                    (unaudited)       12/31/07 (a)
--------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period                               $  13.47          $  13.54
--------------------------------------------------------------------------------------------------
 Decrease from investment operations:
  Net investment loss                                               $  (0.04)         $  (0.02)
  Net realized and unrealized loss on investments                      (2.19)            (0.05)
--------------------------------------------------------------------------------------------------
    Net decrease from investment operations                         $  (2.23)         $  (0.07)
--------------------------------------------------------------------------------------------------
 Net decrease in net asset value                                    $  (2.23)         $  (0.07)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $  11.24          $  13.47
===================================================================================================
 Total return*                                                        (16.56)%           (0.52)%(b)
 Ratio of net expenses to average net assets                            2.17%**           2.84%**
 Ratio of net investment loss to average net assets                    (0.67)%**         (2.54)%**
 Portfolio turnover rate                                                 140%**             84%
 Net assets, end of period (in thousands)                           $ 39,828          $ 55,107
 Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          2.50%**           3.18%**
  Net investment loss                                                  (1.00)%**         (2.88)%**
 Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.15%**           2.15%**
  Net investment loss                                                  (0.65)%**         (1.85)%**
--------------------------------------------------------------------------------------------------

(a)   Class B shares were first publicly offered on December 7, 2007.
(b)   Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**    Annualized.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Independence Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended             Year
                                                    6/30/08           Ended           3/10/06 (a)
                                                    (unaudited)       12/31/07        to 12/31/06 (b)
------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period               $  13.26          $  12.74        $  13.17
------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss)                      $  (0.04)         $  (0.02)       $     --(c)
  Net realized and unrealized gain (loss) on
    investments                                        (2.15)             1.50            0.81
------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  (2.19)         $   1.48        $   0.81
 Distributions to shareowners:
  Net investment income                                   --                --           (0.07)
  Net realized gain                                       --             (0.96)          (1.17)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (2.19)         $   0.52        $  (0.43)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  11.07          $  13.26        $  12.74
======================================================================================================
 Total return*                                        (16.52)%           11.85%           6.04%(d)
 Ratio of net expenses to average net assets            2.16%**           2.03%           2.08%**
 Ratio of net investment loss to average net
  assets                                               (0.66)%**         (0.98)%         (1.05)%**
 Portfolio turnover rate                                 140%**             84%             72%
 Net assets, end of period (in thousands)           $ 35,997          $ 47,916        $    901
 Ratios with no waiver of fees and assumption of
  expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                          2.18%**           2.03%           2.08%**
  Net investment loss                                  (0.68)%**         (0.98)%         (1.05)%**
 Ratios with waiver of fees and assumption of
  expenses by PIM and reduction for fees paid
  indirectly:
  Net expenses                                          2.15%**           1.97%           2.08%**
  Net investment loss                                  (0.65)%**         (0.92)%         (1.05)%**
------------------------------------------------------------------------------------------------------

(a)   Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)   Amount rounds to less than one cent per share.
(d)   Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**    Annualized.

                   Pioneer Independence Fund | Semiannual Report | 6/30/08    29

------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended             Year
                                                    6/30/08           Ended           3/10/06 (a)
                                                    (unaudited)       12/31/07        to 12/31/06 (b)
------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period               $  13.47          $  12.85        $  13.17
----------------------------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                             $   0.04          $   0.03        $   0.03
  Net realized and unrealized gain (loss) on
    investments                                        (2.18)             1.63            0.86
----------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  (2.14)         $   1.66        $   0.89
 Distributions to shareowners:
  Net investment income                                   --             (0.08)          (0.04)
  Net realized gain                                       --             (0.96)          (1.17)
----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (2.14)         $   0.62        $  (0.32)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  11.33          $  13.47        $  12.85
====================================================================================================
 Total return*                                        (15.89)%           13.15%           6.74 %(c)
 Ratio of net expenses to average net assets            0.77%**           0.81%           1.29%**
 Ratio of net investment income to average net
  assets                                                0.71%**           0.53%           0.26%**
 Portfolio turnover rate                                 140%**             84%             72%
 Net assets, end of period (in thousands)           $115,314          $120,584        $     10
 Ratios with no waiver of fees and assumption of
  expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                          0.77%**           0.81%           1.29%**
  Net investment income                                 0.71%**           0.53%           0.26%**
 Ratios with waiver of fees and assumption of
  expenses by PIM and reduction for fees paid
  indirectly:
  Net expenses                                          0.77%**           0.81%           1.29%**
  Net investment income                                 0.71%**           0.53%           0.26%**
-----------------------------------------------------------------------------------------------------

(a)   Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)   Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**    Annualized.

The accompanying notes are an integral part of these financial statements.

30    Pioneer Independence Fund | Semiannual Report | 6/30/08

Notes To Financial Statements | 6/30/08 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares -- Class A, Class B, Class C and Class Y shares. On June 25, 2007, then existing Class A Shares of the Fund were converted to Class P shares which were then renamed Class A on June 26, 2007. Class B shares were first publicly offered on December 7, 2007. Shares of Class A, Class B, Class C, and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day that the New York Stock Exchange (NYSE) is open, as of the close of the regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the


                   Pioneer Independence Fund | Semiannual Report | 6/30/08    31
     principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2008 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2007, the Fund has reclassified $299,351 to decrease distributions in excess of net investment income, $157,819 to decrease accumulated net realized gain on investments and $141,532 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.


32    Pioneer Independence Fund | Semiannual Report | 6/30/08

     At December 31, 2007 the Fund had a net capital loss carryforward of $121,849,710 of which the following amounts will expire between 2009 and 2010 if not utilized; $31,101,526 in 2009 and $90,748,184 in 2010.

     The tax character of distributions paid during the year ended December 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                      2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                              $   5,200,898
Long-term capital gain                                          45,579,224
--------------------------------------------------------------------------------
  Total                                                      $  50,780,122
================================================================================

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007:

--------------------------------------------------------------------------------
                                                                      2007
--------------------------------------------------------------------------------
Distributable earnings:
Capital loss carryforward                                    $ (121,849,710)
Unrealized appreciation                                         130,766,349
--------------------------------------------------------------------------------
  Total                                                      $    8,916,639
================================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit, earned $3,652 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2008.


D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated


                   Pioneer Independence Fund | Semiannual Report | 6/30/08    33
     in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.


E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.


G.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.


34    Pioneer Independence Fund | Semiannual Report | 6/30/08

H.   Option Writing

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Transactions in written options for the six months ended June 30, 2008 are summarized as follows:


--------------------------------------------------------------------------------
                                                  Number of     Premiums
                                                  Contracts     Received
--------------------------------------------------------------------------------
Options outstanding at beginning of year              --        $       --
Options opened                                     2,148           413,895
Options closed                                      (103)         (160,933)
Options expired                                   (2,045)         (252,962)
--------------------------------------------------------------------------------
Options outstanding at end of year                    --        $       --
================================================================================

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

Effective May 1st, 2007, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through May 1, 2011 for Class A shares and through May 1, 2009 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitations beyond these dates.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due from Affiliates" reflected on the Statement of Assets and Liabilities is $55,628 in management fees, administrative fees and certain other services payable to PIM at June 30, 2008.


                   Pioneer Independence Fund | Semiannual Report | 6/30/08    35

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $401,021 in transfer agent fees payable to PIMSS at June 30, 2008.


4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, and Class C shares (Class A Plan, Class B Plan, and Class C) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. For the period from November 1, 2007 through January 31, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $22,914 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $91,617 were paid to PFD.


36    Pioneer Independence Fund | Semiannual Report | 6/30/08

5.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2008, the Fund had no borrowings under this agreement.


6.   Expense Arrangements with Affiliates

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2008, the Fund's expenses were reduced by $45,458 under such arrangements.


7.   Merger Information

On December 7, 2007, beneficial owners of Pioneer Growth Shares Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 7, 2007 ("Closing Date"), by exchanging all of Pioneer Growth Shares Fund's net assets in Class A, Class B, Class C and Class Y for Pioneer

Independence Fund's shares, based on Pioneer Independence Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:


----------------------------------------------------------------------------------------------
                       Pioneer                  Pioneer Growth           Pioneer
                       Independence Fund        Shares Fund              Independence Fund
                       (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
----------------------------------------------------------------------------------------------
 Net Assets
  Class A                   $624,559,083             $ 373,149,579           $  997,708,662
  Class B                   $         --             $  56,396,630           $   56,396,630
  Class C                   $ 18,644,324             $  28,830,708           $   47,475,032
  Class Y                   $116,928,979             $   2,576,154           $  119,505,133
 Total Net Assets           $760,132,386             $ 460,953,071           $1,221,085,457
 Shares Outstanding
  Class A                     46,124,566                25,115,393               73,383,619
  Class B                             --                 4,269,461                4,165,187
  Class C                      1,399,454                 2,147,665                3,563,922
  Class Y                      8,643,021                   162,434                8,833,424
 Shares Issued in
  Reorganization
  Class A                                                                        27,559,053
  Class B                                                                         4,165,187
  Class C                                                                         2,164,468
  Class Y                                                                           190,403

                   Pioneer Independence Fund | Semiannual Report | 6/30/08
37

--------------------------------------------------------------------------------
                                Unrealized          Accumulated
                                Appreciation On     Gain On
                                Closing Date        Closing Date
--------------------------------------------------------------------------------
Pioneer Growth Shares Fund      $61,244,862         $18,756,370

8.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:


--------------------------------------------------------------------------------------------------
                                                                                         Broker
                            For                  Withhold             Abstain            Non-Votes
--------------------------------------------------------------------------------------------------
 Proposal 1 -- To elect Trustees
  John F. Cogan, Jr.       64,168,229.707        2,195,225.652            344,893.997    0
  Daniel K. Kingsbury      64,454,529.315        1,793,458.421            460,361.620    0
  David R. Bock            64,224,679.703        2,027,247.009            456,422.643    0
  Mary K. Bush             64,237,379.917        2,046,713.580            424,255.858    0
  Benjamin M. Friedman     64,325,516.085        1,921,774.091            461,059,180    0
  Margaret B.W. Graham     64,453,467.535        1,874,504.190            380,377.631    0
  Thomas J. Perna          64,425,004.161        1,834,225.162            449,120.033    0
  Marguerite A. Piret      64,245,790.595        2,032,793.815            429,764.946    0
  Stephen K. West          64,176,272.844        2,070,842.342            461,234.171    0
  John Winthrop            64,173,419.205        2,073,695.981            461,324.171    0


---------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                For                  Against              Abstain              Non-Votes
---------------------------------------------------------------------------------------------------------
Proposal 2 -- To approve an
amendment to the
Declaration of Trust           54,674,949.502        4,154,460.617        1,358,584.237        6,520,355.000


---------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                For                  Against              Abstain              Non-Votes
---------------------------------------------------------------------------------------------------------
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                          54,448,863.479        4,502,181.443        1,236,949.434        6,520,355.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                   54,887,262.270        4,063,283.906        1,237,448.180        6,520,355.000

38    Pioneer Independence Fund | Semiannual Report | 6/30/08

---------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                For                  Against              Abstain              Non-Votes
---------------------------------------------------------------------------------------------------------
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending     54,518,000.648        4,420,178.409        1,249,815.299        6,520,355.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities              54,811,509.043        4,015,567.827        1,360,917,486        6,520,355.000
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate 54,425,013.311        4,451,848.225        1,311.132.820        6,520,355.000
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                    54,518,212.219        4,492,557.816        1,177,224.321        6,520,355.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                  54,737,026.598        4,032,070.700        1,418,897.058        6,520,355.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification                54,755,311.912        4,242,198.665        1,190,483.779        6,520,355.000
Proposal 3O -- To approve
changes to the Fund's
fundamental investment
policy relating to pledging or
guaranteeing assets            54,039,612.001        4,631,012.539        1,517,369.816        6,520,355.000

---------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                For                  Against              Abstain              Non-Votes
---------------------------------------------------------------------------------------------------------
Proposal 4 -- To approve an
Amended and Restated
Management Agreement
with PIM                       55,241,561.224        3,629,154.414        1,317,278.718        6,520,355.000

---------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                For                  Against              Abstain              Non-Votes
---------------------------------------------------------------------------------------------------------
Proposal 5 -- To approve a
policy allowing the
appointment of unaffiliated
sub-advisers and
amendments to sub-
advisory agreements without
shareholder approval           53,020,897.928        5,703,556.899        1,463,539.529        6,520,355.000


                   Pioneer Independence Fund | Semiannual Report | 6/30/08    39

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


40    Pioneer Independence Fund | Semiannual Report | 6/30/08
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one, three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic


                   Pioneer Independence Fund | Semiannual Report | 6/30/08    41

Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fifth quintile relative to its Strategic Insight peer group (before giving effect to the contractual expense limitation agreed to by PIM with respect to the Fund).

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the amended and restated investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.


42    Pioneer Independence Fund | Semiannual Report | 6/30/08

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period and that PIM is subsidizing the Fund because it has not reached adequate scale, and that, on a hypothetical basis, such fee would remain in the third quintile relative to the peer group at higher asset levels. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


                   Pioneer Independence Fund | Semiannual Report | 6/30/08    43

Trustees, Officers and Service Providers

Trustees                                       Officers
John F. Cogan, Jr., Chairman                   John F. Cogan, Jr., President
David R. Bock                                  Daniel K. Kingsbury, Executive
Mary K. Bush                                    Vice President
Benjamin M. Friedman                           Mark E. Bradley, Treasurer
Margaret B.W. Graham                           Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


44    Pioneer Independence Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.